Newbuildings (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	December 31, 2014	December 31, 2013
Opening balance	3,419	1,882
Additions	2,433	4,930
Capitalized interest and loan related costs	70	95
Re-classified as Drilling Units	(3,892)	(3,335)
Disposal of tender rigs	—	(153)
Closing balance	2,030	3,419